Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories
	December 31, 2018	December 31, 2017
Current
Concentrate	$69,691	$92,882
Ore stockpiles	76,512	65,556
Provision against carrying value of ore stockpiles	(15,636)	(10,129)
Materials and supplies	185,994	193,902
Provision against carrying value of materials and supplies	(73,591)	(68,069)
	$242,970	$274,142
Non-current
Ore stockpiles	$25,005	$51,144
Provision against carrying value of ore stockpiles	(6,350)	(7,765)
	$18,655	$43,379